Shareholder Report, Holdings (Details)	May 31, 2026
C000005564 | Top10HoldingU.S. Treasury NotesBNY-91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000005564 | Top10HoldingGovernment National Mortgage Assn.BNY-36202D7K1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005564 | Other0BNY-36202D7K1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005564 | 0BNY-91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000005564 | 0BNY-36202D7K1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190630 | Top10HoldingU.S. Treasury NotesBNY-91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000190630 | Top10HoldingGovernment National Mortgage Assn.BNY-36202D7K1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190630 | Other0BNY-36202D7K1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000190630 | 0BNY-91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000190630 | 0BNY-36202D7K1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225819 | Top10HoldingU.S. Treasury NotesBNY-91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000225819 | Top10HoldingGovernment National Mortgage Assn.BNY-36202D7K1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225819 | Other0BNY-36202D7K1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000225819 | 0BNY-91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000225819 | 0BNY-36202D7K1
Holdings [Line Items]
Percent of Net Asset Value	0.00%